Note 2 - Acquisitions - 10Q (Details) - PAH Acquisition (USD $) In Thousands, unless otherwise specified	12 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013 PAH [Member] Technology-Based Intangible Assets [Member]	Dec. 31, 2013 PAH [Member] Technology-Based Intangible Assets [Member]	Sep. 30, 2013 PAH [Member] Customer Relationships [Member]	Dec. 31, 2013 PAH [Member] Customer Relationships [Member]	Sep. 30, 2013 PAH [Member] Deferred Tax Liability [Member]	Dec. 31, 2013 PAH [Member] Deferred Tax Liability [Member]	Sep. 30, 2013 PAH [Member]	Dec. 31, 2013 PAH [Member]	Mar. 31, 2017 Technology-Based Intangible Assets [Member]
Note 2 - Acquisitions - 10Q (Details) - PAH Acquisition [Line Items]
Intangible Assets	$ 5,820			$ 1,500	$ 1,500	$ 500	$ 500	$ (800)	$ (800)	$ 1,200	$ 1,200	$ 5,370
0.8 million shares of common stock issued and assumption of PAH options										760	760
Estimated royalty obligations		35								300	300
Promissory note, net		250	404							140	140
	$ 5,820									$ 1,200	$ 1,200